Offerings	Jun. 09, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	Includes 375,000 Class A ordinary shares that the underwriters have the option to purchase to cover any over-allotments.

Includes 562,500 Class A ordinary shares that the underwriters have the option to purchase to cover any over-allotments. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The price of $5.00 per share represents the high end of the proposed offering price range.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 21,562,500.00
Amount of Registration Fee	$ 3,301.22
Offering Note	Includes 562,500 Class A ordinary shares that the underwriters have the option to purchase to cover any over-allotments. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The price of $5.00 per share represents the high end of the proposed offering price range.